SCHEDULE OF UNDISCOUNTED REPAYMENTS (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
December 31, 2025	$ 40,769
Total	$ 40,769	$ 85,107	$ 135,971